UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   March 31, 2000
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      William Ehrman
           --------------------------------------------------
Address:   c/o EGS Partners, L.L.C.
           --------------------------------------------------
           350 Park Avenue
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

Form 13F File Number:      28-2858
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William Ehrman
           --------------------------------------------------
Title:     Managing Director
           --------------------------------------------------
Phone:     212-755-9000
           --------------------------------------------------

Signature, Place, and Date of Signing:

       William Ehrman              New York, NY            5/12/2000
       ------------------------   -----------------------  ----------
        [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the
        holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              5
                                               -------------

Form 13F Information Table Entry Total:            162
                                               -------------

Form 13F Information Table Value Total:       $ 398,683.30
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.           Form 13F File Number        Name

                        28-2948                  Jonas Gerstl
     --1----           -----------              ------------------------

                        28-2868                  Frederic Greenberg
     --2----           -----------              ------------------------

                                                 Julia Oliver
     --3----           -----------              ------------------------

                        28-5051                  EGS Management, L.L.C.
     --4----           -----------              ------------------------
                                                 EGS Partners, LLC
     --5----           -----------              ------------------------

     [Repeat as necessary.]


                                     Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2    COLUMN 3   COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------- --------------- ---------  -------- ---------------- ---------- -------- --------------
                                                VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS  CUSIP     (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE


------------------- --------------- ---------  -------- --- --- --- ---- ---------- -------- ---- ------ ----
ABIOMED, INC.             CS        003654100    997.11           24,620   OTHER    1,2,3,4         x
ABIOMED, INC.             CS        003654100    197.64            4,880   OTHER    1,2,3,5         x
ABBOTT LABORATORIES       CS        002824100  1,129.52           32,100   OTHER    1,2,3,4         x
ABBOTT LABORATORIES       CS        002824100    137.23            3,900   OTHER    1,2,3,5         x
ACUSON CORP               CS        005113105  1,125.01           75,950   OTHER    1,2,3,4         x
ACUSON CORP               CS        005113105  4,849.61          327,400   OTHER    1,2,3,5         x
AEP INDUSTRIES INC        CS        001031103 17,368.07          549,188   OTHER    1,2,3,4         x
AEP INDUSTRIES INC        CS        001031103 40,656.50        1,285,581   OTHER    1,2,3,5         x
AETNA LIFE & CASUAL       CS        008117103    999.00           18,000   OTHER    1,2,3,4         x
AETNA LIFE & CASUAL       CS        008117103    388.50            7,000   OTHER    1,2,3,5         x
AMES DEPARTMENT STO       CS        030789507  1,766.04           71,900   OTHER    1,2,3,4         x
AMES DEPARTMENT STO       CS        030789507  3,835.93          156,170   OTHER    1,2,3,5         x
AMGEN CORP.               CS        031162100    540.10            8,800   OTHER    1,2,3,4         x
AMGEN CORP.               CS        031162100     73.65            1,200   OTHER    1,2,3,5         x
AMYLIN PHARMACEUTIC       CS        032346108    139.69           10,300   OTHER    1,2,3,4         x
AMYLIN PHARMACEUTIC       CS        032346108     63.74            4,700   OTHER    1,2,3,5         x
ALZA CORP                 CS        022615108  1,655.00           44,060   OTHER    1,2,3,4         x
ALZA CORP                 CS        022615108    780.55           20,780   OTHER    1,2,3,5         x
AZTAR CORP                CS        054802103    190.00           20,000   OTHER    1,2,3,4         x
BOEING CO                 CS        097023105    983.13           26,000   OTHER    1,2,3,4         x
BOEING CO                 CS        097023105  3,554.38           94,000   OTHER    1,2,3,5         x
BIOCHEM PHARMA INC.       CS        09058T108    663.75           30,000   OTHER    1,2,3,4         x
BILLING COPNCEPTS C       CS        090063108  1,037.11          147,500   OTHER    1,2,3,5         x
BROOKSTONE INC            CS        114537103  5,544.23          316,813   OTHER    1,2,3,4         x
BROOKSTONE INC            CS        114537103 10,600.28          605,730   OTHER    1,2,3,5         x
BARR LABORATORIES I       CS        068306109    756.00           18,000   OTHER    1,2,3,4         x
BARR LABORATORIES I       CS        068306109    168.00            4,000   OTHER    1,2,3,5         x
CITIGROUP INC             CS        172967101  4,270.50           72,000   OTHER    1,2,3,5         x
CANDIE'S INC              CS        137409108     67.81           35,000   OTHER    1,2,3,4         x
CAVION TECHNOLOGIES       CS        149649105    809.74           45,300   OTHER    1,2,3,4         x
CAVION TECHNOLOGIES       CS        149649105  1,917.99          107,300   OTHER    1,2,3,5         x
CARNIVAL CORP             CS        143658102  1,364.69           55,000   OTHER    1,2,3,4         x
CARNIVAL CORP             CS        143658102    942.88           38,000   OTHER    1,2,3,5         x
CELL PATHWAY INC          OC        15114R901    453.75           13,200   OTHER    1,2,3,4         x
CELL PATHWAY INC          OC        15114R901     61.88            1,800   OTHER    1,2,3,5         x
CHIRON CORP               CS        170040109    498.75           10,000   OTHER    1,2,3,4         x
CIGNA CORP                CS        125509109  1,151.40           15,200   OTHER    1,2,3,4         x
CIGNA CORP                CS        125509109  4,151.10           54,800   OTHER    1,2,3,5         x
CONSOLIDATED STORES       CS        210149100    966.88           85,000   OTHER    1,2,3,4         x
CONSOLIDATED STORES       CS        210149100    739.38           65,000   OTHER    1,2,3,5         x
CORVEL  CORP              CS        221006109  3,376.72          129,874   OTHER    1,2,3,4         x
CORVEL  CORP              CS        221006109  1,339.16           51,506   OTHER    1,2,3,5         x
CROWN AMERICAN REAL      REIT       228186102    219.94           41,400   OTHER    1,2,3,4         x
CROWN AMERICAN REAL      REIT       228186102  1,153.34          217,100   OTHER    1,2,3,5         x
CYBEAR INC                CS        23243P103     60.50           12,100   OTHER    1,2,3,4         x
DENTAL/MEDICAL DIAG       CS        24873K208     40.93           17,700   OTHER    1,2,3,4         x
DENTAL/MEDICAL DIAG       CS        24873K208     34.84           15,065   OTHER    1,2,3,5         x
Dura Pharmaceutical       CS        26632S109    455.56           37,000   OTHER    1,2,3,4         x
Dura Pharmaceutical       CS        26632S109    104.66            8,500   OTHER    1,2,3,5         x
Hearx, LTD                CS        422360305     49.83           11,900   OTHER    1,2,3,4         x
EASTMAN KODAK CO          CS        277461109  1,184.01           21,800   OTHER    1,2,3,4         x
EASTMAN KODAK CO          CS        277461109  4,247.24           78,200   OTHER    1,2,3,5         x
ENCORE MEDICAL CORP       CS        29256E109     90.56           32,200   OTHER    1,2,3,4         x
ENCORE MEDICAL CORP       CS        29256E109     45.28           16,100   OTHER    1,2,3,5         x
ENCORE MEDICAL CORP       WT        29256E117     30.94           55,000   OTHER    1,2,3,4         x
EP MEDSYSTEMS INC         CS        26881P103  1,307.57          215,682   OTHER    1,2,3,4         x
EP MEDSYSTEMS INC         CS        26881P103    264.92           43,698   OTHER    1,2,3,5         x
EP MEDSYSTEMS INC         CS        26881P103  6,971.88        1,150,000   OTHER     1,2,3          x
FEDERATED DEPT STOR       CS        31410H101  1,643.53           38,900   OTHER    1,2,3,4         x
FEDERATED DEPT STOR       CS        31410H101  4,778.48          113,100   OTHER    1,2,3,5         x
FLANDERS CORPORATIO       CS        338494107  1,159.13          309,100   OTHER    1,2,3,4         x
FRITZ CO                  CS        358846103  1,027.69          101,500   OTHER    1,2,3,4         x
FRITZ CO                  CS        358846103  1,432.69          141,500   OTHER    1,2,3,5         x
FOREST LABORATORIES       CS        345838106  1,901.25           22,500   OTHER    1,2,3,4         x
Genesco Inc.              CS        371532102    255.94           19,500   OTHER    1,2,3,5         x
GENZYME CORP.             CS        372917104  1,127.81           22,500   OTHER    1,2,3,4         x
GENZYME CORP.             CS        372917104    375.94            7,500   OTHER    1,2,3,5         x
GUILFORD PHARMACEUT       CS        401829106    472.65           20,329   OTHER    1,2,3,5         x
HARRAH'S ENTERTAINM       CS        413619107  1,189.86           64,100   OTHER    1,2,3,4         x
HARRAH'S ENTERTAINM       CS        413619107  2,847.49          153,400   OTHER    1,2,3,5         x
HASBRO INC.               CS        418056107    675.84           40,500   OTHER    1,2,3,4         x
HASBRO INC.               CS        418056107  1,902.38          114,000   OTHER    1,2,3,5         x
HONEYWELL INTERNATI       CS        438516106  7,384.15          140,150   OTHER    1,2,3,4         x
INTEGRA LIFESCIENCE       CS        457985208    365.40           34,800   OTHER    1,2,3,4         x
INTEGRA LIFESCIENCE       CS        457985208    121.80           11,600   OTHER    1,2,3,5         x
INTL BUSINESS MACHI       CS        459200101  1,180.00           10,000   OTHER    1,2,3,4         x
ICN PHARMACEUTICALS       CS        448924100    807.42           29,630   OTHER    1,2,3,4         x
ICN PHARMACEUTICALS       CS        448924100    255.33            9,370   OTHER    1,2,3,5         x
IMMUNOGEN INC             CS        45253H101    145.40           12,117   OTHER    1,2,3,4         x
J BAKER INC               CS        057232100  1,844.50          263,500   OTHER    1,2,3,4         x
J BAKER INC               CS        057232100  2,903.60          414,800   OTHER    1,2,3,5          x
J.C. PENNEY COMPANY       CS        708160106    950.51           63,900   OTHER    1,2,3,4          x
J.C. PENNEY COMPANY       CS        708160106  2,208.94          148,500   OTHER    1,2,3,5         x
JONES APPAREL GROUP       CS        480074103  4,336.20          137,113   OTHER    1,2,3,4         x
JONES APPAREL GROUP       CS        480074103  6,775.72          214,252   OTHER    1,2,3,5         x
K MART CORP               CS        482584109    217.97           22,500   OTHER    1,2,3,4         x
K MART CORP               CS        482584109    266.41           27,500   OTHER    1,2,3,5         x
LAIDLAW GLOBAL CORP       CS        50730K503    181.25           25,000   OTHER    1,2,3,4         x
LIFECELL CORP.            CS        531927101    316.22           45,996   OTHER    1,2,3,4         x
LILLY (ELI) & CO          CS        532457108  2,016.53           32,200   OTHER    1,2,3,4         x
LILLY (ELI) & CO          CS        532457108  4,327.39           69,100   OTHER    1,2,3,5         x
LIMITED INC, THE          CS        532716107  2,540.14           60,300   OTHER    1,2,3,4         x
LIMITED INC, THE          CS        532716107  5,139.25          122,000   OTHER    1,2,3,5         x
MATTEL INC                CS        577081102  1,260.00          120,000   OTHER    1,2,3,4         x
MATTEL INC                CS        577081102    367.50           35,000   OTHER    1,2,3,5         x
MANDALAY RESORT GRO       CS        562567107  1,076.63           63,800   OTHER    1,2,3,4         x
MANDALAY RESORT GRO       CS        562567107    877.50           52,000   OTHER    1,2,3,5         x
MGM GRAND INC             CS        552953101  2,424.00          101,000   OTHER    1,2,3,4         x
MGM GRAND INC             CS        552953101  3,408.00          142,000   OTHER    1,2,3,5         x
MIRAGE RESORTS            CS        60462E104    193.75           10,000   OTHER    1,2,3,4         x
MERCK & CO. INC.          CS        589331107  1,919.29           30,894   OTHER    1,2,3,4         x
MERCK & CO. INC.          CS        589331107    385.18            6,200   OTHER    1,2,3,5         x
MAXXAM INC.               CS        577913106    205.20            7,200   OTHER    1,2,3,4         x
MAXXAM INC.               CS        577913106    795.15           27,900   OTHER    1,2,3,5         x
NETSPEAK CORPORATIO       CS        64115D109    579.88           27,050   OTHER    1,2,3,4         x
OSTEOTECH, INC.           CS        688582105    332.80           24,882   OTHER    1,2,3,4         x
PIERCING PAGODA, IN       CS        720773100    826.27           61,777   OTHER    1,2,3,4         x
PIERCING PAGODA, IN       CS        720773100  2,753.91          205,900   OTHER    1,2,3,5         x
POLYMEDICAL CORP          CS        731738100  3,405.15           57,960   OTHER    1,2,3,4         x
POLYMEDICAL CORP          CS        731738100    428.29            7,290   OTHER    1,2,3,5         x
PHARMACIA & UPJOHN        CS        716941109  1,711.28           28,761   OTHER    1,2,3,4         x
PENWEST PHARMACEUTI       CS        709754105    204.39           16,600   OTHER    1,2,3,4         x
PENWEST PHARMACEUTI       CS        709754105    123.13           10,000   OTHER    1,2,3,5         x
PARK PLACE ENTERTAI       CS        700690100    855.63           74,000   OTHER    1,2,3,4         x
PARK PLACE ENTERTAI       CS        700690100  2,231.56          193,000   OTHER    1,2,3,5         x
PHILLIPS-VAN HEUSEN       CS        718592108    230.63           30,000   OTHER    1,2,3,4         x
PITTSTON BRINK'S GR       CS        725701106    927.72           54,572   OTHER    1,2,3,4         x
PITTSTON BRINK'S GR       CS        725701106    106.17            6,245   OTHER    1,2,3,5         x
RAILAMERICA, INC.         CS        750753105  4,782.28          708,486   OTHER    1,2,3,4         x
RAILAMERICA, INC.         CS        750753105 16,755.03        2,482,227   OTHER    1,2,3,5         x
RAILAMERICA, INC. P       CS        750753105  1,485.00          220,000   OTHER    1,2,3,4         x
RAILAMERICA, INC. P       CS        750753105     33.75            5,000   OTHER    1,2,3,5         x
RAILAMERICA INC           PL        750753105    842.55          124,822   OTHER    1,2,3,4         x
RAILAMERICA INC           PL        750753105  1,455.31          215,602   OTHER    1,2,3,5         x
ROYAL CARIBBEAN CRU       CS        750753105    210.00            7,500   OTHER    1,2,3,4         x
REGIS CORP                CS        758932107    222.19           15,000   OTHER    1,2,3,4         x
POLO RALPH LAUREN C       CS        731572103    947.46           50,700   OTHER    1,2,3,4         x
POLO RALPH LAUREN C       CS        731572103  1,807.08           96,700   OTHER    1,2,3,5          x
ROSS STORES INC           CS        778296103    445.16           18,500   OTHER    1,2,3,4         x
SMITHKLINE BEECHAM        ADR       832378301    664.52           10,059   OTHER    1,2,3,4         x
SCHERING PLOUGH COR       CS        806605101    833.09           22,440   OTHER    1,2,3,4         x
SCHERING PLOUGH COR       CS        806605101    115.09            3,100   OTHER    1,2,3,5         x
SAKS HOLDINGS, INC.       CS        79377W108    227.65           15,700   OTHER    1,2,3,4         x
SAKS HOLDINGS, INC.       CS        79377W108    652.50           45,000   OTHER    1,2,3,5         x
SONIC FOUNDRY INC         CS        83545R108  4,017.00           41,200   OTHER    1,2,3,5         x
STEEL DYNAMICS INC        CS        858119100  3,865.99          334,356   OTHER    1,2,3,5         x
SUPER GEN INC             CS        868059106    902.40           18,800   OTHER    1,2,3,4         x
SUPER GEN INC             CS        868059106     57.60            1,200   OTHER    1,2,3,5         x
TEVA PHARMACEUTICAL       CS        881624209  1,820.85           48,800   OTHER    1,2,3,4         x
TEVA PHARMACEUTICAL       CS        881624209     44.78            1,200   OTHER    1,2,3,5         x
TJX COS INC.              CS        872540109  2,729.06          123,000   OTHER    1,2,3,5         x
TRANSPORTACION MARI       ADR       893868208  8,936.59        1,702,208   OTHER    1,2,3,4         x
TRANSPORTACION MARI       ADR       893868208 21,054.56        4,010,392   OTHER    1,2,3,5         x
TRANSPORTACION MARI       ADR       893868307  8,379.06        1,655,123   OTHER    1,2,3,4         x
TRANSPORTACION MARI       ADR       893868307 17,486.77        3,454,177   OTHER    1,2,3,5         x
TOYS R US INC.            CS        892335100    888.75           60,000   OTHER    1,2,3,4         x
TOYS R US INC.            CS        892335100  1,555.31          105,000   OTHER    1,2,3,5         x
TRIARC COMPANIES, I       CS        895927101 12,204.98          610,249   OTHER    1,2,3,4         x
TRIARC COMPANIES, I       CS        895927101 30,321.92        1,516,096   OTHER    1,2,3,5         x
UNITED PARCEL SERVI       CS        911312106    378.00            6,000   OTHER    1,2,3,4         x
VALUE CITY STORES R       CS        920387107  1,418.03          102,200   OTHER    1,2,3,4         x
VALUE CITY STORES R       CS        920387107    183.15           13,200   OTHER    1,2,3,5         x
VERTEX INDUSTRIES I       CS        925322109  1,177.40           84,100   OTHER    1,2,3,4         x
VERTEX INDUSTRIES I       CS        925322109  4,002.60          285,900   OTHER    1,2,3,5         x
WARNACO GROUP INC.        CS        934390105  1,056.04           89,400   OTHER    1,2,3,4         x
WARNACO GROUP INC.        CS        934390105  2,625.92          222,300   OTHER    1,2,3,5         x
WATSON PHARMACEUTIC       CS        942683103  1,624.57           40,934   OTHER    1,2,3,4         x
WATSON PHARMACEUTIC       CS        942683103    198.44            5,000   OTHER    1,2,3,5         x
WORLDTEX INC.             CS        981907108  2,320.34        1,767,877   OTHER    1,2,3,4         x
WORLDTEX INC.             CS        981907108  4,082.69        3,110,618   OTHER    1,2,3,5         x
Xerox Corporation         CS        984121103    527.80           20,300   OTHER    1,2,3,4         x
Xerox Corporation         CS        984121103  1,942.20           74,700   OTHER    1,2,3,5         x

